                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-6307

                      (Investment Company Act File Number)

                  Federated Intermediate Government Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  2/29/08

              Date of Reporting Period:  Six months ended 8/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Intermediate Government Fund, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2007		2007	2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$9.36		$9.33	$9.54	$9.75	$9.77	$9.60
Income From Investment Operations:
Net investment income	0.23		0.45	0.37	0.23	0.20	0.32
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)		0.04	(0.21)	(0.21)	(0.01)	0.17
TOTAL FROM INVESTMENT OPERATIONS	0.14		0.49	0.16	0.02	0.19	0.49
Less Distributions:
Distributions from net investment income	(0.24)		(0.46)	(0.37)	(0.23)	(0.21)	(0.32)
Net Asset Value, End of Period	$9.26		$9.36	$9.33	$9.54	$9.75	$9.77
Total Return [2]	1.55%		5.45%	1.73%	0.21%	1.92%	5.21%

Ratios to Average Net Assets:
Net expenses	0.30	% [3]	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	5.01	% [3]	4.84%	3.95%	2.34%	2.12%	3.35%
Expense waiver/reimbursement [4]	1.33	% [3]	1.23%	1.15%	0.89%	0.71%	0.76%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,813		$2,476	$7,327	$10,385	$19,978	$43,513
Portfolio turnover [5]	19%		157%	140%	164%	116%	110%

1 Beginning with the year ended February 28, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2007		2007	2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$9.36		$9.33	$9.54	$9.75	$9.77	$9.60
Income From Investment Operations:
Net investment income	0.22		0.44	0.35	0.21	0.18	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)		0.03	(0.21)	(0.21)	(0.02)	0.17
TOTAL FROM INVESTMENT OPERATIONS	0.13		0.47	0.14	0.00	0.16	0.47
Less Distributions:
Distributions from net investment income	(0.23)		(0.44)	(0.35)	(0.21)	(0.18)	(0.30)
Net Asset Value, End of Period	$9.26		$9.36	$9.33	$9.54	$9.75	$9.77
Total Return [2]	1.44%		5.21%	1.49%	(0.04)%	1.67%	4.95%

Ratios to Average Net Assets:
Net expenses	0.53	% [3]	0.54%	0.55%	0.55%	0.55%	0.55%
Net investment income	4.78	% [3]	4.66%	3.57%	2.13%	1.87%	3.05%
Expense waiver/reimbursement [4]	1.58	% [3]	1.43%	1.15%	0.89%	0.71%	0.76%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,960		$34,618	$41,425	$60,422	$76,813	$84,067
Portfolio turnover [5]	19%		157%	140%	164%	116%	110%

1 Beginning with the year ended February 28, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2007	Ending Account Value 8/31/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,015.50	$1.52
Institutional Service Shares	$1,000	$1,014.40	$2.69
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.69	$1.53
Institutional Service Shares	$1,000	$1,022.53	$2.70

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.30%
Institutional Service Shares	0.53%

Portfolio of Investments Summary Table

At August 31, 2007, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	90.4%
U.S. Government Agency Securities	28.0%
Derivative Contracts for U.S. Treasury Securities [2]	0.0	% [3]
Repurchase Agreements [4]	28.4%
Other Assets and Liabilities--Net [5]	(46.8)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities and derivative contracts in which the Fund invests.

2 The impact of a derivative contract on the Fund's performance may be larger than its relative market value would indicate. In many cases, the value of securities underlying a derivative contract or the notional amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's derivative contracts, including such underlying or notional values, can be found in the table at the end of the Portfolio of Investments included in this Semi-Annual Report.

3 Represents less than 0.1%.

4 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar roll transactions, as well as cash held to cover payments on derivatives contracts and when-issued and delayed delivery transactions.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

August 31, 2007 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--28.0%
		Federal Home Loan Bank System--21.7%
$7,500,000		5.000%, 9/18/2009	$7,541,033
		Federal Home Loan Mortgage Corp.--6.3%
2,250,000	[1,2]	4.500%, 7/15/2013	2,206,146
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $9,665,656)	9,747,179
		MORTGAGE-BACKED SECURITIES--41.5%
		Federal Home Loan Mortgage Corp.--41.5%
2,518,974	[3]	6.500%, 12/1/2015 - 10/1/2037	2,556,849
6,000,000	[3]	6.000%, 9/1/2037	5,998,378
6,000,000	[3]	5.500%, 10/1/2037	5,862,235
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,376,557)	14,417,462
		ADJUSTABLE RATE MORTGAGES--0.6%
		Federal National Mortgage Association Hybrid ARM--0.6%
200,374		3.742%, 6/1/2033 (IDENTIFIED COST $200,782)	198,439
		COLLATERALIZED MORTGAGE OBLIGATIONS--48.3%
		Federal Home Loan Mortgage Corp.--4.8%
1,684,206	[4]	REMIC 2981 FA, 6.011%, 5/15/2035	1,659,965
		Federal National Mortgage Association--43.5%
4,266,293	[4]	REMIC 370 F21, 5.805%, 5/25/2036	4,227,256
4,224,214	[4]	REMIC 2006-58 FP, 5.805%, 7/25/2036	4,197,809
3,908,312	[4]	REMIC 2006-85 PF, 5.885%, 9/25/2036	3,891,697
2,850,317	[4]	REMIC 2007-30 QF, 5.795%, 4/25/2037	2,819,469
		TOTAL	15,136,231
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $16,924,508)	16,796,196
Principal Amount			Value
		REPURCHASE AGREEMENTS--28.4%
$7,779,000		Interest in $2,000,000,000 joint repurchase agreement 5.40%, dated 8/31/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 7/1/2047 for $2,001,200,000 on 9/4/2007. The market value of the underlying securities at the end of the period was $2,046,209,761 (segregated pending settlement of dollar-roll transactions).	$7,779,000
2,096,000		Interest in $2,000,000,000 joint repurchase agreement 5.39%, dated 8/31/2007 under which ING Financial Markets LLC will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 7/20/2037 for $2,001,197,778 on 9/4/2007. The market value of the underlying securities at the end of the period was $2,049,606,683 (purchased with proceeds from securities lending collateral).	2,096,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	9,875,000
		TOTAL INVESTMENTS--146.8% (IDENTIFIED COST $51,042,503) [5]	51,034,276
		OTHER ASSETS AND LIABILITIES - NET--(46.8)%	(16,261,807)
		TOTAL NET ASSETS--100%	$34,772,469

1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.

3 All or a portion of these securities may be subject to dollar-roll transactions.

4 Pledged as collateral for the Fund's outstanding dollar-roll transactions.

5 The cost of investments for federal tax purposes amounts to $51,078,636.

At August 31, 2007, the Fund had the following outstanding futures contracts:

Contracts		Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[6]	U.S. Treasury Notes 5-Year Long Futures	80	$8,536,250	December 2007	$ (2,552)
[6]	U.S. Treasury Bond Short Futures	23	$2,565,938	December 2007	$(20,567)
	NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS				$(23,119)

6 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2007 (unaudited)

Assets:
Investments in repurchase agreements	$9,875,000
Investments in securities	41,159,276
Total investments in securities, at value, including $2,059,069 of securities loaned (identified cost $51,042,503)		$51,034,276
Cash		147
Income receivable		230,147
Receivable for investments sold		8,428,272
Receivable for shares sold		11,253
Prepaid expenses		8,288
TOTAL ASSETS		59,712,383
Liabilities:
Payable for investments purchased	$22,720,066
Payable for shares redeemed	42,284
Income distribution payable	62,147
Payable for collateral due to broker for securities loaned	2,096,000
Payable for shareholder services fee (Note 5)	6,792
Payable for daily variation margin	12,625
TOTAL LIABILITIES		24,939,914
Net assets for 3,754,905 shares outstanding		$34,772,469
Net Assets Consist of:
Paid-in capital		$38,931,133
Net unrealized depreciation of investments and futures contracts		(31,346)
Accumulated net realized loss on investments and futures contracts		(4,097,088)
Distributions in excess of net investment income		(30,230)
TOTAL NET ASSETS		$34,772,469
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,812,627 ÷ 195,735 shares outstanding, $0.001 par value, 2,500,000,000 shares authorized		$9.26
Institutional Service Shares:
$32,959,842 ÷ 3,559,170 shares outstanding, $0.001 par value, 2,500,000,000 shares authorized		$9.26

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2007 (unaudited)

Investment Income:
Interest (including income on securities loaned of $411)			$963,836
Expenses:
Investment adviser fee (Note 5)		$72,219
Administrative personnel and services fee (Note 5)		95,519
Custodian fees		5,208
Transfer and dividend disbursing agent fees and expenses		31,299
Directors'/Trustees' fees		7,070
Auditing fees		10,558
Legal fees		4,624
Portfolio accounting fees		27,509
Distribution services fee--Institutional Service Shares (Note 5)		42,588
Shareholder services fee--Institutional Service Shares (Note 5)		38,845
Share registration costs		14,375
Printing and postage		10,828
Insurance premiums		3,159
Taxes		991
Miscellaneous		12,830
TOTAL EXPENSES		377,622
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(72,219)
Waiver of administrative personnel and services fee	(17,439)
Waiver of distribution services fee--Institutional Service Shares	(42,588)
Reimbursement of other operating expenses	(151,481)
TOTAL WAIVERS AND REIMBURSEMENT		(283,727)
Net expenses			93,895
Net investment income			869,941
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(51,459)
Net realized gain on futures contracts			19,053
Net change in unrealized appreciation of investments			(204,732)
Net change in unrealized appreciation of futures contracts			(132,934)
Net realized and unrealized loss on investments and futures contracts			(370,072)
Change in net assets resulting from operations			$499,869

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2007	Year Ended 2/28/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$869,941	$1,975,096
Net realized loss on investments and futures contracts	(32,406)	(414,945)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(337,666)	532,027
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	499,869	2,092,178
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(52,846)	(246,253)
Institutional Service Shares	(848,093)	(1,767,129)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(900,939)	(2,013,382)
Share Transactions:
Proceeds from sale of shares	184,681	1,475,116
Net asset value of shares issued to shareholders in payment of distributions declared	533,092	1,107,081
Cost of shares redeemed	(2,637,938)	(14,319,554)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,920,165)	(11,737,357)
Change in net assets	(2,321,235)	(11,658,561)
Net Assets:
Beginning of period	37,093,704	48,752,265
End of period (including undistributed (distributions in excess of) net investment income of $(30,230) and $768, respectively)	$34,772,469	$37,093,704

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2007 (unaudited)

1. ORGANIZATION

Federated Intermediate Government Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended August 31, 2007, the Fund had net realized gains on futures contracts of $19,053.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Dollar-Roll Transactions

The Fund enters into dollar-roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar-roll transactions, which are treated as purchase and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return. Dollar-rolls are subject to interest rate and credit risks.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of August 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$2,059,069	$2,096,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 8/31/2007		Year Ended 2/28/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,805	$53,654	4,457	$41,445
Shares issued to shareholders in payment of distributions declared	808	7,494	2,139	19,867
Shares redeemed	(75,314)	(702,997)	(527,671)	(4,905,108)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(68,701)	$(641,849)	(521,075)	$(4,843,796)

	Six Months Ended 8/31/2007		Year Ended 2/28/2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	14,117	$131,027	154,399	$1,433,671
Shares issued to shareholders in payment of distributions declared	56,725	525,598	117,042	1,087,214
Shares redeemed	(209,224)	(1,934,941)	(1,014,922)	(9,414,446)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(138,382)	$(1,278,316)	(743,481)	$(6,893,561)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(207,083)	$(1,920,165)	(1,264,556)	$(11,737,357)

4. FEDERAL TAX INFORMATION

At August 31, 2007, the cost of investments for federal tax purposes was $51,078,636. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $44,360. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $95,425 and net unrealized depreciation from investments for those securities having an excess of cost over value of $139,785.

At February 28, 2007, the Fund had a capital loss carryforward of $3,918,690 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 533,376
2009	$ 862,940
2013	$ 501,225
2014	$1,357,540
2015	$ 663,609

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended August 31, 2007, the Adviser voluntarily waived $72,219 of its fee and voluntarily reimbursed $151,481 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended August 31, 2007, the net fee paid to FAS was 0.431% of average daily net assets of the Fund. FAS waived $17,439 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended August 31, 2007, FSC voluntarily waived its entire fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended August 31, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended August 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.30% and 0.55%, respectively, for the fiscal year ending February 29, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after April 30, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of August 31, 2007, there were no outstanding loans. During the six months ended August 31, 2007, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of August 31, 2007, there were no outstanding loans. During the six months ended August 31, 2007, the program was not utilized.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED INTERMEDIATE GOVERNMENT FUND, INC. (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund-ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the year ending December 31, 2006, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page click, on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420H109
Cusip 31420H208

25891 (10/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INTERMEDIATE GOVERNMENT FUND, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        OCTOBER 23, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007